Long-term Loan	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Long-term Loan
Long-term Loan

Note 10 – Long-term Loan

On June 20, 2023, Beijing Yading obtained a long-term loan in the amount of RMB 9,750,000 (approximately $1,333,000) from Huaxia Bank Co., Ltd. Beijing Dongsi Branch with an interest rate of LPR per annum and due on June 20, 2026. The loan is secured by the Company’s CEO’s residential property. As of April 30, 2025 and October 31, 2024, the outstanding balance for this loan was $1,341,017 and $1,369,805, respectively.

On December 4, 2023, the Company obtained a long-term loan in the principal amount of $2,150,000 from Sinovation Fund IV, L.P. (“Sinovation”). The loan has a two-year term, with the principal and accrued interest due for repayment on the maturity date. Unless Sinovation exercises the Call Option (as defined below) on or before the maturity date, the loan will accrue interest at an annual rate of 12%, or at a rate of 18% (“Default Rate”) in the event of a default by the Company. In the event that the Company fails to pay any amount due as principal or the interest on the maturity date, (i) the interest will accrue at the Default Rate from the maturity date through the date of the actual payment, and (ii) a surcharge interest at the rate of 0.05% per diem will also accrue on the outstanding loan balance. The loan is guaranteed by the Company’s CEO and one of the its ordinary shareholder (the “Shareholder”). The Shareholder has agreed to grant to Sinovation, a call option (“Call Option”) over 1,723,367 ordinary shares of the Company. Upon the exercise of this Call Option, such ordinary shares will be reclassified as Series Angel preferred shares, which shall have the rights, privileges and restrictions ranking pari passu with Series A-1 preferred shares. The Call Option shall be exercisable at any time after the call agreement is executed and will expire on December 4, 2025. If Sinovation exercises the Call Option, it waives the right to claim repayment of the $2,150,000 loan. In June 2025, Sinovation exercised the Call Option and the loan was considered repaid.

Note 10 – Long-term Loan

On July 13, 2020, Beijing Yading obtained a long-term loan in the amount of RMB 7,000,000 (approximately $958,000) from China Construction Bank Corporation Beijing Chaoyang Branch with an interest rate of Loan Prime Rate (“LPR”), which was determined by the People’s Bank of China, plus 0.7% per annum and due on July 12, 2023. The Company’s CEO pledged his residential property as collateral for this loan. The loan was repaid in full in May 2023. For the year ended October 31, 2023, the Company recorded interest expense in the amount of $23,806.

On September 28, 2022, SPD Silicon Valley Bank issued Beijing Yading and Beijing Youkai a letter of credit (“Letter of Credit”) in the aggregate principal amount of RMB 10,000,000 (approximately $1,369,000) with an interest rate of LPR plus 3.3%. The Letter of Credit was due 18 months after the issuance date. Beijing Yading and Beijing Youkai drew the full amount and the balance was paid in full in September 2023. For the year ended October 31, 2023, the Company recorded interest expense in the amount of $60,933.

On June 20, 2023, Beijing Yading obtained a long-term loan in the amount of RMB 9,750,000 (approximately $1,333,000) from Huaxia Bank Co., Ltd. Beijing Dongsi Branch with an interest rate of LPR per annum and due on June 20, 2026. The loan is secured by the Company’s CEO’s residential property. As of October 31, 2024 and 2023, the outstanding balance for this loan was $1,369,805 and $1,332,586, respectively. For the years ended October 31, 2024 and 2023, interest expense on the loan was $59,662 and $19,180, respectively.

On December 4, 2023, the Company obtained a long-term loan in the principal amount of $2,150,000 from Sinovation Fund IV, L.P. (“Sinovation”). The loan has a two-year term, with the principal and accrued interest due for repayment on the maturity date. Unless Sinovation exercises the Call Option (as defined below) on or before the maturity date, the loan will accrue interest at an annual rate of 12%, or at a rate of 18% (“Default Rate”) in the event of a default by the Company. In the event that the Company fails to pay any amount due as principal or the interest on the maturity date, (i) the interest will accrue at the Default Rate from the maturity date through the date of the actual payment, and (ii) a surcharge interest at the rate of 0.05% per diem will also accrue on the outstanding loan balance. The loan is guaranteed by the Company’s CEO and one of the its ordinary shareholder (the “Shareholder”). The Shareholder has agreed to grant to Sinovation, a call option (“Call Option”) over 1,723,367 ordinary shares of the Company. Upon the exercise of this Call Option, such ordinary shares will be reclassified as Series Angel preferred shares, which shall have the rights, privileges and restrictions ranking pari passu with Series A-1 preferred shares. The Call Option shall be exercisable at any time after the call agreement is executed and will expire on December 4, 2025. If Sinovation exercises the Call Option, it waives the right to claim repayment of the $2,150,000 loan.